Commitment and Contingencies (Details) - USD ($) $ in Millions	Feb. 01, 2021	Feb. 01, 2020	Sep. 30, 2020	Dec. 31, 2019	Oct. 09, 2019	Dec. 31, 2018	Sep. 30, 2018
Business Acquisition [Line Items]
Purchase obligation			$ 10.4
Liability for taxes owed and related penalties and interest			2.1	$ 2.1
DiscoverOrg Holdings
Business Acquisition [Line Items]
Liability for taxes owed and related penalties and interest				2.1		$ 1.4
Deferred consideration	$ 10.0	$ 25.0
Komiko
Business Acquisition [Line Items]
Potential earnout payment			$ 4.0		$ 4.0
Komiko | DiscoverOrg Holdings
Business Acquisition [Line Items]
Potential earnout payment				4.0
NeverBounce | DiscoverOrg Holdings
Business Acquisition [Line Items]
Potential earnout payment				$ 1.6			$ 2.0
Pre-Acquisition ZI | Forecast
Business Acquisition [Line Items]
Deferred consideration	$ 10.0